Taxation - Additional Information (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 23, 2022	Dec. 31, 2019
Related Party Transaction [Line Items]
Effective tax rate	0.00%	16.00%		0.00%	0.00%
Tax benefit, CARES Act			$ 0	$ 2
Deferred tax assets, net operating loss carry forwards		$ 296	296	320
Deferred tax assets not subject to expiration		235	235	234
Deferred tax assets subject to expiration		61	61	86
Deferred tax liabilities, intangibles		1	1	1
Unrecognized tax benefits	$ 84	85	85	83	$ 82	$ 84	$ 89
Accrued interest and penalties		21	21	19
Interest and penalties expense (benefit)			2	1
Unrecognized tax benefits that would have a favorable impact on effective tax rate		85	85
Valuation allowance		413	413	403
Net operating loss carryforward
Related Party Transaction [Line Items]
Valuation allowance		$ 285	285	$ 320
Secretariat of the Federal Revenue Bureau of Brazil
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			114
Norwegian Tax Authority
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			15
Nigerian Tax Authority
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			171
Kuwaiti Tax Authority
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			12
Mexican Tax Authority
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			$ 82